Segment Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment Information

5.	SEGMENT INFORMATION

5(a)Basis of segments

Each segment engages in business activities which generate revenues and incur expenses. Based upon the information provided to the Company’s chief operating decision maker (“CODM”) to make decisions on resource allocation and operating performance evaluation, the Company has determined that it has three reportable segments.

The Company organizes its business segments along reporting lines and has three operating segments, consisting of the North Asia region, the Thailand region and the Rest of the World (“ROW”) region. The Company considers the economic characteristics similarity in determining the reportable segments.

As the three operating segments exceed the quantitative thresholds, they are also reportable segments. The accounting policies for segment information, including transactions entered between segments are generally the same as those described in the summary of significant accounting policies.

During 2018, CODM changed the measures of profitability by operating segments, replacing gross profit and gross profit margin with operating profit (loss) and operating profit (loss) margin. This change reflects a better explanation of the elements of performance. This change has been applied to comparative figures for 2017 presented in this document.

Inter-segment revenues are eliminated upon consolidation and reflected in the “adjustments and eliminations” column. All other adjustments and eliminations are part of detailed reconciliations presented further below.

5(b)Information about reportable segments

Year ended December 31, 2019	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	76,575	172,379	89,206	338,160	—	338,160
Inter-segment	—	6	—	6	(6)	—
Segment operating profit/(loss)	1,237	3,042	(1,659)	2,620	(2,884)	(264)
Depreciation and amortization	(811)	(2,842)	(1,613)	(5,266)	(58)	(5,324)
Depreciation from right of use assets	(44)	—	(441)	(485)	(22)	(507)
Impairment of property, plant and equipment	(549)	3	—	(546)	—	(546)
Interest income	57	403	45	505	1	506
Interest expense	(239)	(481)	(102)	(822)	(23)	(845)
Income tax (expense)/benefit	(561)	(1,235)	105	(1,691)	(366)	(2,057)

Other disclosures
Capital expenditure	552	4,590	242	5,384	78	5,462

5.	SEGMENT INFORMATION (continued)

5(b)Information about reportable segments (continued)

Year ended December 31, 2018	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	103,647	213,424	108,869	425,940	—	425,940
Inter-segment	4,076	392	6,308	10,776	(10,776)	—
Segment operating profit/(loss)	5,234	9,539	(2,306)	12,467	(3,143)	9,324
Depreciation and amortization	(829)	(2,836)	(1,333)	(4,998)	(20)	(5,018)
Impairment of property, plant and equipment	—	(11)	—	(11)	—	(11)
Interest income	117	611	42	770	(288)	482
Interest expense	(397)	(748)	(34)	(1,179)	(21)	(1,200)
Income tax (expense)/benefit	(1,212)	(2,152)	384	(2,980)	(906)	(3,886)

Other disclosures
Capital expenditure	1,188	2,859	451	4,498	10	4,508

Year ended December 31, 2017	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	101,533	206,485	117,197	425,215	—	425,215
Inter-segment	890	1,044	—	1,934	(1,934)	—
Segment operating profit/(loss)	3,256	11,053	1,205	15,514	(3,074)	12,440
Depreciation and amortization	(979)	(2,760)	(1,314)	(5,053)	(3)	(5,056)
Impairment of property, plant and equipment	(213)	(10)	—	(223)	—	(223)
Interest income	51	845	61	957	(81)	876
Interest expense	(428)	(553)	(52)	(1,033)	67	(966)
Income tax (expense)/benefit	(1,395)	(2,727)	(342)	(4,464)	(676)	(5,140)

Other disclosures
Capital expenditure	991	3,332	590	4,913	—	4,913

Adjustments and eliminations

Corporate expenses, gain on disposal of investment, and share of gain (loss) of associates are not allocated to individual segments as the underlying instruments are managed on a group basis.

5.	SEGMENT INFORMATION (continued)

5(c)Reconciliation of segment operating profit (loss)

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Segment operating profit	2,620	12,467	15,514
Corporate expenses adjustments and eliminations	(2,884)	(3,143)	(3,074)
	(264)	9,324	12,440
Other operating income	385	805	5,084
Other operating expenses	(770)	(1,445)	(909)
Operating profit	(649)	8,684	16,615
Finance costs	(1,012)	(1,378)	(1,221)
Finance income	506	482	876
Share of loss of associates	(3)	(3)	(3)
Loss on liquidation of subsidiary	—	—	(261)
Exchange gain	1,550	1,741	2,784
Other income	717	1,817	214
Other expense	(3)	(11)	(336)
Profit before tax	1,106	11,332	18,668

5(d)Segment assets and liabilities

					Corporate
					adjustments
	North Asia	Thailand	ROW	Total segments	and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2019
Total assets	49,379	165,579	76,618	291,576	7,335	298,911
Total liabilities	14,212	26,706	21,834	62,752	7,724	70,476
As of December 31, 2018
Total assets	54,250	173,398	70,574	298,222	7,576	305,798
Total liabilities	20,169	42,887	14,015	77,071	6,911	83,982

Reconciliation of assets:

	As of December 31,
	2019	2018
	US$’000	US$’000
Segment operating assets	291,576	298,222
Corporate and other assets	2,466	2,869
Investment in associates	935	864
Deferred tax assets	3,939	3,919
Inter-segment elimination	(5)	(76)
Total assets	298,911	305,798
5.	SEGMENT INFORMATION (continued)

5(d)Segment assets and liabilities (continued)

Reconciliation of liabilities:

	As of December 31,
	2019	2018
	US$’000	US$’000
Segment operating liabilities	62,752	77,071
Corporate liabilities	3,591	3,019
Deferred tax liabilities	4,139	3,925
Inter-segment elimination	(6)	(33)
Total liabilities	70,476	83,982

5(d-1)The application of IFRS 16 increased the segment assets and liabilities as below:

					Corporate
					adjustments
	North Asia	Thailand	ROW	Total segments	and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2019
Assets	—	—	2,506	2,506	192	2,698
Liabilities	—	—	2,552	2,552	205	2,757

5(e)Disaggregated revenues and geographical information

The Company’s disaggregated revenues transitioned from reporting of Manufactured Products, Distributed Products and SDI segments in 2017 to reporting of Power, Enamel and Others product lines in 2018. The updated reporting of results best reflects the relevant information and granularity desired by all stakeholders to conduct decisions and operations. Reported results of Power, Enamel and Others product lines provide improved understanding and insight to the performance of the Company and its products and services.

Revenue from external customers is summarized as the following major categories:

Year ended December 31, 2019	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	49,493	78,686	128,179	—	128,179
Enamel	76,575	102,997	—	179,572	—	179,572
Others*	—	19,889	10,520	30,409	—	30,409
	76,575	172,379	89,206	338,160	—	338,160
Timing of revenue recognition
At a point in time	76,575	172,031	82,584	331,190	—	331,190
Over time	—	348	6,622	6,970	—	6,970
	76,575	172,379	89,206	338,160	—	338,160
* includes revenues from SDI service contracts, fabrication service contracts, and sale of other wires and cables products.
5.	SEGMENT INFORMATION (continued)

5(e)Disaggregated revenues and geographical information (continued)

Year ended December 31, 2018	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	64,771	92,130	156,901	—	156,901
Enamel	103,647	114,247	—	217,894	—	217,894
Others*	—	34,406	16,739	51,145	—	51,145
	103,647	213,424	108,869	425,940	—	425,940
Timing of revenue recognition
At a point in time	103,647	213,212	92,133	408,992	—	408,992
Over time	—	212	16,736	16,948	—	16,948
	103,647	213,424	108,869	425,940	—	425,940
* includes revenues from SDI service contracts, fabrication service contracts, and sale of other wires and cables products.

The Company recognizes no revenues from performance obligations satisfied in previous years in 2019 and 2018.

Year ended December 31,
2017
US$’000
Manufactured Products	361,853
Distributed Products	41,985
SDI	21,377
Total Revenue	425,215

Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	For the year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000
Revenues from external customers
Thailand	116,160	154,207	158,565
Singapore	46,218	63,781	76,453
Australia	34,447	37,594	34,901
China	81,813	111,917	108,561
India	36,121	45,008	31,291
Southeast Asia	23,390	13,339	15,394
Northeast Asia	11	94	50
	338,160	425,940	425,215

Countries in the Southeast Asia region include Cambodia, Vietnam, Indonesia, Brunei, Laos, Malaysia and Myanmar; countries in the Northeast Asia region include Japan and South Korea.

5.	SEGMENT INFORMATION (continued)

5(e)Disaggregated revenues and geographical information (continued)

Major customer information

Revenue from one customer in the Thailand region amounted to $23,118 represented 6.84% of 2019 consolidated revenue. Revenue from another customer in the ROW region amounted to $37,197 in 2018 and $36,518 in 2017 represented 8.73% and 8.59% of 2018 and 2017 consolidated revenue, respectively.

Non-current assets information

The total non-current assets other than financial instruments and deferred tax assets broken down by the country of domicile are summarized as follow:

	As of December 31,
	2019	2018
	US$’000	US$’000
Non-current assets by country:
Thailand	32,723	28,407
Singapore	7,869	5,868
China	5,661	6,592
Australia	2,661	2,684
Other	290	54
Total non-current assets	49,204	43,605